Document and Entity Information	May 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2024
Entity File Number	0-15451
Entity Registrant Name	PHOTRONICS, INC.
Entity Central Index Key	0000810136
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0854886
Entity Address, Address Line One	15 Secor Road
Entity Address, City or Town	Brookfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06804
City Area Code	203
Local Phone Number	775-9000
Title of 12(b) Security	COMMON STOCK, $0.01 par value per share
Trading Symbol	PLAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false